Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Stockholders' Equity

10. STOCKHOLDERS’ EQUITY

Share Exchange

On August 14, 2015, Snöbar Holdings entered into the Share Exchange Agreement with the Company and Snöbar Holdings’ shareholders (the “Snöbar Shareholders”) who held of record (i) at least 99% and up to 100% of the total issued and outstanding shares of Class A Common Stock and (ii) 100% of the total issued and outstanding shares of Class B Common Stock, of Snöbar Holding. In accordance with the terms and provisions of the Share Exchange Agreement, the Company acquired all of the issued and outstanding shares of Snöbar Holdings’ Class A and Class B Common Stock from Snöbar Shareholders, with Snöbar Holdings becoming a wholly owned subsidiary of the Company, in exchange for the issuance to the Snöbar Shareholders of 22,500,000 shares of restricted common stock of the Company and the issuance of 2,500,000 restricted shares of the Company’s common stock to certain other persons (as set forth below).

There was 0 restricted shares of the Company’s common stock issued during the fiscal quarter ended March 31, 2021.

Common Stock and Preferred Stock

The Company is authorized to issue up to 10,000,000 shares of its preferred stock, $0.001 par value per share. The Company designated 6,000,000 shares of preferred stock as Series E Preferred Stock (the “Series E Preferred Stock”). Under the rights, preferences and privileges of the Series E Preferred Stock, for every share of Series E Preferred Stock held, the holder thereof has the voting rights equal to 10 shares of common stock. As of December 31, 2019, there were 6,000,000 shares of Series E Preferred Stock issued and outstanding. Additionally, Company has designated 10,000 shares of Series F Preferred Stock and 10,000 shares of the Series F Preferred Stock are issued and outstanding. Each share of Series F Preferred Stock is convertible into 0.1% of the issued and outstanding stock at the time of conversion.

From January 1, 2021 through March 31, 2021, the Company issued 1,004,137 shares of its common stock.

The Company is authorized to issue up to 900,000,000 shares of its common stock, $0.001 par value per share. Holders of common stock have one vote per share. As of March 31, 2020, and the same period in 2021, there were 570,859,333 and 17,875,488 shares of the Company’s common stock issued and outstanding, respectively.

On April 13, 2020 the Company effected a 500 for 1 reverse split of its common stock. The number of authorized common shares remained 900,000,000

11. STOCKHOLDERS’ EQUITY

Share Exchange

On August 14, 2015, Snöbar Holdings entered into the Share Exchange Agreement with the Company and Snöbar Holdings’ shareholders (the “Snöbar Shareholders”) who held of record (i) at least 99% and up to 100% of the total issued and outstanding shares of Class A Common Stock and (ii) 100% of the total issued and outstanding shares of Class B Common Stock, of Snöbar Holding. In accordance with the terms and provisions of the Share Exchange Agreement, the Company acquired all of the issued and outstanding shares of Snöbar Holdings’ Class A and Class B Common Stock from Snöbar Shareholders, with Snöbar Holdings becoming a wholly owned subsidiary of the Company, in exchange for the issuance to the Snöbar Shareholders of 22,500,000 shares of restricted common stock of the Company and the issuance of 2,500,000 restricted shares of the Company’s common stock to certain other persons (as set forth below).

The 15,728,136 restricted shares of the Company’s common stock issued during the fiscal year ended December 31, 2020 were for the following: issued 5,728,570 for issued shares of its common stock for services and 10,000,000 of common stocks in exchange of 1,000,000 Preferred “E” shares. On April 13, 2020, the Company authorized a 1-for-500 reverse stock split.

Common Stock and Preferred Stock

The Company is authorized to issue up to 10,000,000 shares of its preferred stock, $0.001 par value per share. The Company designated 6,000,000 shares of preferred stock as Series E Preferred Stock (the “Series E Preferred Stock”). Under the rights, preferences and privileges of the Series E Preferred Stock, for every share of Series E Preferred Stock held, the holder thereof has the voting rights equal to 10 shares of common stock. As of December 31, 2020, there were 5,000,000 shares of Series E Preferred Stock issued and outstanding.

From January 1, 2020 through December 31, 2020, the Company issued 5,728,570 shares of its common stock in exchange for various services and 10,000,000 shares in exchange of 1,000,000 Series E preferred shares.

From January 1, 2020 through December 31, 2020, the Company issued no shares of its common stock for repayment of debt.

The Company is authorized to issue up to 900,000,000 shares of its common stock, $0.4988 par value per share. Holders of common stock have one vote per share. As of December 31, 2019, and 2020, there were 570,859,333 and 16,871,351 shares of the Company’s common stock issued and outstanding, respectively. On April 13, 2020, the Company authorized a 1-for-500 reverse stock split of its common shares.